Staff costs - Additional information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($) Options EquityInstruments	Sep. 30, 2023 USD ($) EquityInstruments Options	Sep. 30, 2022 USD ($) Options EquityInstruments
Disclosure of transactions between related parties [line items]
Employee benefits capitalised within intangible assets	$ 511	$ 1,956	$ 4,920
Total remuneration for key management personnel	2,789	3,056	3,795
Total pension contributions of key management personnel	$ 108	$ 112	$ 89
Restricted Stock Units
Disclosure of transactions between related parties [line items]
Total shares granted to key management personnel | EquityInstruments	180,106	124,096	110,591
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted | Options	0	0	0
Key management personnel | Restricted Stock Units
Disclosure of transactions between related parties [line items]
Total shares granted to key management personnel | EquityInstruments	29,721	22,087	50,739